Russell Factor ETFs

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated AUGUST 17, 2012 to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JULY 27, 2012

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), authorized an orderly liquidation of Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Volatility ETF and Russell Developed ex-U.S. High Momentum ETF, each a series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

The Funds will close to new investment on October 9, 2012. On October 16, 2012, the Funds will begin the process of closing down and liquidating their portfolios (the “Liquidating Period”). During the Liquidating Period, the Funds will no longer pursue their investment objectives and strategies. Accordingly, during the Liquidating Period, a Fund’s holdings will deviate from the securities included in its underlying index and the Fund will sell all its assets and hold only cash. As a result, during the Liquidating Period, a Fund will no longer track its index.

The Funds will discontinue trading on the NYSE Arca, Inc. effective at the close of trading on October 16, 2012. The NYSE Arca will halt trading in the Funds before the open of trading on October 17, 2012. The effective date of each Fund’s liquidation will be on or before October 24, 2012 or such other later date as shall be specified by the Board of Trustees of the Trust or by the officers of the Trust. Shareholders of record remaining on October 16, 2012 will receive cash at the net asset value of their shares as of that date, which will include any capital gains and dividends as of such date.

Shareholders may sell their holdings prior to October 17, 2012, incurring a transaction fee from their broker-dealer.

Shareholders can call 1-888-775-3837 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

80-42-425

Russell Investment Discipline ETFs

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated AUGUST 17, 2012 to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JULY 27, 2012

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), authorized an orderly liquidation of Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF and Russell Small Cap Defensive Value ETF, each a series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

The Funds will close to new investment on October 9, 2012. On October 16, 2012, the Funds will begin the process of closing down and liquidating their portfolios (the “Liquidating Period”). During the Liquidating Period, the Funds will no longer pursue their investment objectives and strategies. Accordingly, during the Liquidating Period, a Fund’s holdings will deviate from the securities included in its underlying index and the Fund will sell all its assets and hold only cash. As a result, during the Liquidating Period, a Fund will no longer track its index.

The Funds will discontinue trading on the NYSE Arca, Inc. effective at the close of trading on October 16, 2012. The NYSE Arca will halt trading in the Funds before the open of trading on October 17, 2012. The effective date of each Fund’s liquidation will be on or before October 24, 2012 or such other later date as shall be specified by the Board of Trustees of the Trust or by the officers of the Trust. Shareholders of record remaining on October 16, 2012 will receive cash at the net asset value of their shares as of that date, which will include any capital gains and dividends as of such date.

Shareholders may sell their holdings prior to October 17, 2012, incurring a transaction fee from their broker-dealer.

Shareholders can call 1-888-775-3837 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

80-44-040

Russell Small Cap Investment Discipline ETFs

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated AUGUST 17, 2012 to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JULY 27, 2012

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), authorized an orderly liquidation of Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF and Russell Small Cap Contrarian ETF, each a series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

The Funds will close to new investment on October 9, 2012. On October 16, 2012, the Funds will begin the process of closing down and liquidating their portfolios (the “Liquidating Period”). During the Liquidating Period, the Funds will no longer pursue their investment objectives and strategies. Accordingly, during the Liquidating Period, a Fund’s holdings will deviate from the securities included in its underlying index and the Fund will sell all its assets and hold only cash. As a result, during the Liquidating Period, a Fund will no longer track its index.

The Funds will discontinue trading on the NASDAQ Stock Market LLC (“NASDAQ”) effective at the close of trading on October 16, 2012. NASDAQ will halt trading in the Funds before the open of trading on October 17, 2012. The effective date of each Fund’s liquidation will be on or before October 24, 2012 or such other later date as shall be specified by the Board of Trustees of the Trust or by the officers of the Trust. Shareholders of record remaining on October 16, 2012 will receive cash at the net asset value of their shares as of that date, which will include any capital gains and dividends as of such date.

Shareholders may sell their holdings prior to October 17, 2012, incurring a transaction fee from their broker-dealer.

Shareholders can call 1-888-775-3837 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

80-44-041

Russell High Dividend Yield ETFs

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated AUGUST 17, 2012 to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JULY 27, 2012

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), authorized an orderly liquidation of Russell High Dividend Yield ETF, Russell Small Cap High Dividend Yield ETF and Russell International High Dividend Yield ETF, each a series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

The Funds will close to new investment on October 9, 2012. On October 16, 2012, the Funds will begin the process of closing down and liquidating their portfolios (the “Liquidating Period”). During the Liquidating Period, the Funds will no longer pursue their investment objectives and strategies. Accordingly, during the Liquidating Period, a Fund’s holdings will deviate from the securities included in its underlying index and the Fund will sell all its assets and hold only cash. As a result, during the Liquidating Period, a Fund will no longer track its index.

The Funds will discontinue trading on the NYSE Arca, Inc. effective at the close of trading on October 16, 2012. The NYSE Arca will halt trading in the Funds before the open of trading on October 17, 2012. The effective date of each Fund’s liquidation will be on or before October 24, 2012 or such other later date as shall be specified by the Board of Trustees of the Trust or by the officers of the Trust. Shareholders of record remaining on October 16, 2012 will receive cash at the net asset value of their shares as of that date, which will include any capital gains and dividends as of such date.

Shareholders may sell their holdings prior to October 17, 2012, incurring a transaction fee from their broker-dealer.

Shareholders can call 1-888-775-3837 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

80-46-005